Property, Plant and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 604,000	$ 543,000	$ 1,091	$ 1,091	$ 1,090